Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Gain on deconsolidation of VIH (Note 2)	₱ 12,054
Interest income	1,943	₱ 1,412	₱ 1,046
Gains on derivative financial instruments – net (Note 27)	1,086	533	996
Equity share in net earnings (losses) of associates and joint ventures	(87)	2,906	1,181
Foreign exchange losses – net (Note 9 )	(771)	(411)	(2,785)
Financing costs	(7,067)	(7,370)	(7,354)
Others – net (Notes 10, 11 and 13)	1,884	7,988	4,284
Total other income (expenses) – net	₱ 9,042	₱ 5,058	₱ (2,632)